Income tax benefit Income (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Income Tax Expense	recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2025	2024	2023
Current income tax for the year	(9,261)	(35,585)	(13,725)
Deferred taxes	3,013	42,581	38,810
Withholding taxes	(1,995)	2,170	(15,633)
Other taxes[1]	11,935	—	—
Total	3,692	9,166	9,452
1 - Other taxes consist of compensation for group relief in the UK, for which compensation was made by Polestar Automotive UK Ltd to Polestar Automotive Holding UK PLC during the year ended December 31, 2025. $4,646, $4,758 and $2,531 are related to compensation for the years ended December 31,2025, 2024, and 2023, respectively.
Information regarding current year income tax benefit based on the applicable UK rates are as follows:

	For the year ended December 31,
	2025	2024	2023
Loss before tax for the year	(2,360,923)	(2,059,063)	(1,191,327)
Tax according to the applicable tax rate[1]	590,231	514,766	280,200
Effect of different tax rates in other countries	(129,492)	(76,738)	(25,817)
Operating income/costs, non taxable[2]	100,957	(50,039)	19,924
Withholding tax	(1,995)	2,170	(15,634)
Not recognized tax losses carried forward	(266,812)	(276,790)	(209,739)
Non-recognition of deferred tax assets on other temporary differences	(281,780)	(104,779)	(40,585)
Recognition of deferred taxes previously not recognized	(13,561)	1,228	124
Current tax related to previous year	6,144	(652)	979
Total	3,692	9,166	9,452
1 - The UK rates were 25.0%, 25.0% and 23.5% for the years ended December 31, 2025, 2024, and 2023, respectively.
2 - As of December 31, 2025, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $3,872. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $58,591. Other non-deductible items net, including non-taxable income were $155,676.
As of December 31, 2024, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $35,115. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $49,513. Other nondeductible items net, including non-taxable income were $35,641.
As of December 31, 2023, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $104,233. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net, including non-taxable income, were $69,009.

Summary of Composition of Recognized Deferred Tax Assets
The composition of recognized deferred tax assets and liabilities is as follows:

	As of December 31,
	2025	2024
Right-of use assets	19,634	31,361
Inventory	10,472	27,209
Provisions for residual value risks	23,456	17,295
Warranty	10,391	12,584
Accruals	20,001	10,759
Tax losses carried forward	22,602	8,340
Tangible assets	10,156	6,309
Other temporary differences	2,157	1,404
Recognized value of deferred tax assets	118,869	115,261
Netting of asset and liability tax positions	(26,524)	(33,707)
Deferred tax assets	92,345	81,554

Lease liability	13,864	27,024
Accruals	(315)	5,374
Inventory	4,817	1,491
Intangible assets	536	448
Tangible assets	8,158	—
Other temporary differences	41	—
Recognized value of deferred tax liabilities	27,101	34,337
Netting of asset and liability tax position	(26,524)	(33,707)
Deferred tax liability	577	630

Summary of Disclosure of Tax Loss Carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2025	2024
2026	174,334	2,425
2027	108,272	165,344
2028	136,576	103,696
2029	342,913	143,178
2030	48,193	311,913
2031 onwards	6,316,762	4,229,307
Tax loss carryforwards	7,127,050	4,955,863